Share Based Payment - Schedule of Weighted-Average Assumptions for Black-Scholes Option-Pricing Model Used (Details)		12 Months Ended
		Dec. 31, 2023 SFr / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 SFr / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 SFr / shares	Dec. 31, 2021 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the date of grant | (per share)		SFr 5.24	$ 5.83	SFr 1.66	$ 1.74	SFr 1.26	$ 1.38
Range of expected volatilities	[1]			96.30%	96.30%	82.10%	82.10%
Expected term	[2]	6 years 3 months	6 years 3 months	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months
Range of risk-free interest rates	[3],[4]			0.70%	0.70%	0.00%	0.00%
Divdend yield		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of expected volatilities	[1]	68.70%	68.70%
Range of risk-free interest rates	[3],[4]	3.50%	3.50%
Weighted Average [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the date of grant | (per share)	[3]	SFr 7.46	$ 8.3	SFr 3.41	$ 3.57	SFr 2.7	$ 2.95
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of expected volatilities	[1]	83.80%	83.80%
Range of risk-free interest rates	[3],[4]	4.80%	4.80%

[1]	The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company's industry.
[2]	The expected term represents the period that share-based awards are expected to be outstanding.
[3]	Following the NASDAQ listing in 2023, the equity award exercise price is now denominated in USD and the applicable risk-free interest rate has been adjusted accordingly.
[4]	The risk-free interest rate in 2023 is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term. Prior to 2023, the risk-free interest rate was based on Switzerland Short-Term Government Bonds with maturities approximately equal to the expected term.